Income Taxes - Summary of effective income tax rate (Detail)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Percent	(0.40%)	7.00%